OPERATING SEGMENTS (Details) $ in Thousands	3 Months Ended										9 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) segment item	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Apr. 10, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) segment item	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 segment
OPERATING SEGMENTS
Number of operating segments | segment	2											2	2	2
Number of internal passenger groups | item	2											1
Operating Revenues	$ 127,611	$ 107,807	$ 77,973	$ 35,376	$ 180,330	$ 163,864	$ 171,478	$ 169,373	$ 196,669	$ 197,452	$ 384,931	$ 401,486	$ 701,384
Non-Fuel Operating Expenses	105,275											365,272
Aircraft Fuel	24,274				55,561					45,790	119,553	83,392	165,666
Special Items, net	(26,871)									271	(6,706)	(64,563)	7,092
Total Operating Expenses	102,678				165,100					171,336	377,699	384,101	623,262
Operating Income	24,933	$ (4,428)	$ 8,817	$ (2,234)	15,230	$ 11,604	$ 10,475	$ 9,541	$ 46,502	26,116	7,232	17,385	78,122
Interest Income	15				251					96	258	377	937
Interest Expense	(7,121)				(5,616)					(339)	(6,060)	(22,073)	(17,170)
Other Non-operating Income (Expense), net	(5)				(169)					37	(1,636)	(371)	(1,729)
Income before Income Tax	17,822				$ 9,696					$ 25,910	$ (206)	(4,682)	$ 60,160
Passenger
OPERATING SEGMENTS
Operating Revenues	106,026											364,677
Non-Fuel Operating Expenses	87,205											332,742
Aircraft Fuel	24,253											83,392
Special Items, net	(18,206)											(53,842)
Total Operating Expenses	93,252											362,292
Operating Income	12,774											2,385
Cargo
OPERATING SEGMENTS
Operating Revenues	21,585											36,809
Non-Fuel Operating Expenses	18,070											32,530
Aircraft Fuel	21
Special Items, net	(8,665)											(10,721)
Total Operating Expenses	9,426											21,809
Operating Income	$ 12,159											$ 15,000